Note 15 - Earnings Per Share (Details Textual) - shares	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Stock Options, Treasury Stock Method [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		2,475	25,000
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	271,869	270,525	145,932